OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

May 27, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Macquarie Global Infrastructure Fund (333-209415; 811-23135)
Filing XBRL Data Related to Material Filed Under Rule 497

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the "Securities Act), on behalf of Oppenheimer Macquarie Global Infrastructure Fund (the "Registrant"). This filing contains exhibits of interactive data related to certain updated risk/return summary information that was filed as a supplement to the Registrant’s prospectus on May 26, 2016 (SEC Accession No. 0000728889-16-002615).

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to the undersigned at:

Edward Gizzi Vice President & Associate Counsel OFI Global Asset Management, Inc. 225 Liberty Street New York, New York 10281-1008 212-323-4091 egizzi@ofiglobal.com

Sincerely,

/s/ Adrienne Ruffle
Adrienne Ruffle Associate Counsel

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document